Meridian Hedged Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Shares	Value
Common Stocks - 123.5%
Communication Services - 18.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	5,892	$264,610
Entertainment - 5.3%
Liberty Media Corp.-Liberty Live Class A1	3,237	160,264
Liberty Media Corp.-Liberty Live Class C1	199	10,214
Live Nation Entertainment, Inc.[1,2]	16,000	1,751,840
Madison Square Garden Entertainment Corp.[1]	4,977	211,672
Walt Disney Co. (The)	3,546	341,090
		2,475,080
Interactive Media & Services - 7.6%
Alphabet, Inc. Class C2	6,300	1,053,297
IAC, Inc.[1,2]	18,370	988,674
Match Group, Inc.[1,2]	40,200	1,521,168
		3,563,139
Media - 4.8%
Boston Omaha Corp. Class A1	9,662	143,674
Ibotta, Inc. Class A1,2,3	20,548	1,265,962
Liberty Broadband Corp. Class C1	7,553	583,771
Sirius XM Holdings, Inc.	11,515	272,330
		2,265,737
Total Communication Services		8,568,566
Consumer Discretionary - 25.3%
Automobiles - 0.1%
Rivian Automotive, Inc. Class A1	4,170	46,787
Broadline Retail - 8.1%
Alibaba Group Holding Ltd. ADR (China)[2]	22,500	2,387,700
Amazon.com, Inc.[1]	7,494	1,396,357
		3,784,057
Hotels, Restaurants & Leisure - 8.3%
Airbnb, Inc. Class A1,2	14,400	1,826,064
MGM Resorts International[1,2]	52,800	2,063,952
		3,890,016
Household Durables - 5.5%
D.R. Horton, Inc.[2]	13,500	2,575,395
Specialty Retail - 1.3%
Home Depot, Inc. (The)	1,148	465,170
Sally Beauty Holdings, Inc.[1]	12,600	170,982
		636,152
Textiles, Apparel & Luxury Goods - 2.0%
Levi Strauss & Co. Class A2	30,000	654,000
	Shares	Value
NIKE, Inc. Class B	3,025	$267,410
		921,410
Total Consumer Discretionary		11,853,817
Consumer Staples - 8.7%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (The)[1,2]	15,200	88,312
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	773	685,280
Target Corp.	2,234	348,191
		1,033,471
Food Products - 4.6%
Archer-Daniels-Midland Co.[2]	15,000	896,100
Dole Plc	32,645	531,787
Lamb Weston Holdings, Inc.[2]	11,300	731,562
		2,159,449
Personal Care Products - 1.7%
Coty, Inc. Class A1,2	48,000	450,720
Kenvue, Inc.	15,412	356,480
		807,200
Total Consumer Staples		4,088,432
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.[2]	6,700	1,204,928
Chevron Corp.	3,310	487,464
Total Energy		1,692,392
Financials - 13.6%
Banks - 5.0%
JPMorgan Chase & Co.	4,000	843,440
U.S. Bancorp	17,777	812,942
Wells Fargo & Co.[2]	11,700	660,933
		2,317,315
Capital Markets - 5.8%
Charles Schwab Corp. (The)[2]	20,000	1,296,200
Intercontinental Exchange, Inc.	6,664	1,070,505
S&P Global, Inc.	690	356,468
		2,723,173
Financial Services - 2.8%
PayPal Holdings, Inc.[1]	3,160	246,575
Visa, Inc. Class A	3,911	1,075,329
		1,321,904
Total Financials		6,362,392
Health Care - 5.4%
Biotechnology - 0.1%
GRAIL, Inc.[1,3]	2,005	27,589
Life Sciences Tools & Services - 4.5%
Danaher Corp.	2,025	562,990

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Illumina, Inc. [1,2]	11,900	$1,551,879
		2,114,869
Pharmaceuticals - 0.8%
Johnson & Johnson	2,215	358,963
Total Health Care		2,501,421
Industrials - 5.8%
Commercial Services & Supplies - 2.1%
ACV Auctions, Inc. Class A1	13,594	276,366
GFL Environmental, Inc.	17,526	698,937
		975,303
Electrical Equipment - 2.8%
Acuity Brands, Inc.[2]	4,800	1,321,872
Professional Services - 0.9%
CACI International, Inc. Class A1	840	423,830
Total Industrials		2,721,005
Information Technology - 32.7%
IT Services - 1.9%
Shopify, Inc. Class A (Canada)[1,2]	11,300	905,582
Semiconductors & Semiconductor Equipment - 13.6%
GLOBALFOUNDRIES, Inc.[1,3]	4,200	169,050
Micron Technology, Inc.[2]	6,200	643,002
NVIDIA Corp.[2]	28,530	3,464,683
QUALCOMM, Inc.[2]	12,300	2,091,615
		6,368,350
Software - 15.4%
Clear Secure, Inc. Class A2	96,000	3,181,440
Microsoft Corp.	2,889	1,243,137
Salesforce, Inc.[2]	1,729	473,244
ServiceNow, Inc.[1,2]	1,600	1,431,024
Zoom Video Communications, Inc. Class A1,2	12,300	857,802
		7,186,647
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.[2]	3,588	836,004
Total Information Technology		15,296,583
Materials - 1.2%
Chemicals - 1.2%
Huntsman Corp.[2]	23,000	556,600
Total Materials		556,600
Real Estate - 5.4%
Health Care REITs - 0.8%
Alexandria Real Estate Equities, Inc.	2,941	349,244
Real Estate Management & Development - 1.7%
Howard Hughes Holdings, Inc.[1,2]	9,600	743,328
Seaport Entertainment Group, Inc.[1,3]	1,066	29,230
		772,558
	Shares	Value
Specialized REITs - 2.9%
American Tower Corp.	2,978	$692,564
Equinix, Inc.	772	685,250
		1,377,814
Total Real Estate		2,499,616
Utilities - 3.5%
Electric Utilities - 1.3%
Entergy Corp.	4,787	630,017
Independent Power & Renewable Electricity Producers - 2.2%
Vistra Corp.	8,609	1,020,511
Total Utilities		1,650,528
Total Common Stocks - 123.5% (Cost $42,741,564)		57,791,352
Rights - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Seaport Entertainment Group, Inc.[1,3]	1,066	3,144
Total Real Estate		3,144
Total Rights - 0.0% (Cost $0)		3,144
	Shares/ Principal Amount
Short-Term Investments - 14.3%
Money Market Funds - 13.7%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.84% (Cost $6,405,037)	6,405,037	6,405,037
Repurchase Agreements - 0.6%[4]
Daiwa Capital Markets America, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $48,222 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/17/25 - 10/1/54, totaling $49,179)	$48,215	48,215

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares/ Principal Amount	Value
National Bank Financial, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $250,034 (collateralized by various U.S. Treasury Obligations, 0.38% - 5.00%, 10/1/24 - 9/9/49, totaling $255,000)	$250,000	$250,000
Total Repurchase Agreements (Cost $298,215)		298,215
Total Short-Term Investments - 14.3% (Cost $6,703,252)		6,703,252
Total Investments - 137.8% (Cost $49,444,816)		64,497,748
Liabilities in Excess of Other Assets - (37.8)%		(17,709,290)
Net Assets - 100.0%		$46,788,458
Value
Call Options Written - (37.2)%
Total Call Options Written - (37.2)% (Premium received $(9,939,855))	$(17,404,406)

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at September 30, 2024. Total value of such securities at period-end amounts to $312,064 and represents 0.67% of net assets.
[4]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Acuity Brands, Inc.	210.00	12/20/24	48	$1,321,872	$(291,896)	$(340,320)
Alibaba Group Holding Ltd. ADR (China)	50.00	1/17/25	100	1,061,200	(276,829)	(597,500)
Alphabet, Inc. Class C	70.00	1/17/25	63	1,053,297	(203,646)	(619,605)
Apple, Inc.	155.00	1/17/25	35	815,500	(143,473)	(277,375)
Coty, Inc. Class A	10.00	1/17/25	480	450,720	(146,876)	(24,480)
D.R. Horton, Inc.	115.00	1/17/25	86	1,640,622	(333,187)	(685,420)
Howard Hughes Holdings, Inc.	70.00	1/17/25	96	743,328	(78,638)	(134,400)
Huntsman Corp.	18.00	1/17/25	230	556,600	(159,670)	(154,100)
Illumina, Inc.	65.00	1/17/25	85	1,108,485	(690,768)	(601,800)
Lamb Weston Holdings, Inc.	75.00	1/17/25	33	213,642	(78,475)	(9,570)
Levi Strauss & Co. Class A	13.00	1/17/25	300	654,000	(116,766)	(273,000)
Match Group, Inc.	25.00	1/17/25	210	794,640	(293,387)	(281,400)
Micron Technology, Inc.	45.00	1/17/25	62	643,002	(163,377)	(369,830)
QUALCOMM, Inc.	120.00	1/17/25	88	1,496,440	(371,985)	(465,256)
Salesforce, Inc.	110.00	1/17/25	17	465,307	(99,945)	(284,580)
ServiceNow, Inc.	300.00	1/17/25	16	1,431,024	(251,750)	(967,360)
Shopify, Inc. Class A (Canada)	22.50	1/17/25	113	905,582	(321,591)	(679,130)
Wells Fargo & Co.	32.50	1/17/25	116	655,284	(150,707)	(290,000)
Zoom Video Communications, Inc. Class A	55.00	1/17/25	60	418,440	(113,653)	(97,500)
Duckhorn Portfolio, Inc. (The)	5.00	2/21/25	152	88,312	(43,526)	(18,240)
IAC, Inc.	40.00	3/21/25	142	764,244	(178,845)	(227,200)
Ibotta, Inc. Class A	30.00	3/21/25	192	1,182,912	(376,160)	(662,400)
Alibaba Group Holding Ltd. ADR (China)	50.00	6/20/25	125	1,326,500	(336,965)	(756,250)
Charles Schwab Corp. (The)	47.50	6/20/25	200	1,296,200	(407,003)	(387,000)
NVIDIA Corp.	135.00	6/20/25	260	3,157,440	(167,311)	(2,860,000)
QUALCOMM, Inc.	115.00	6/20/25	22	374,110	(98,808)	(133,100)
Airbnb, Inc. Class A	85.00	1/16/26	144	1,826,064	(547,495)	(730,800)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	896,100	(189,508)	(247,500)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,204,928	(284,160)	(264,650)
Clear Secure, Inc. Class A	17.13	1/16/26	960	3,181,440	(630,660)	(1,660,800)
D.R. Horton, Inc.	120.00	1/16/26	49	934,773	(192,158)	(392,980)
Illumina, Inc.	80.00	1/16/26	34	443,394	(265,550)	(215,900)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	517,920	(205,257)	(96,880)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	1,751,840	(509,252)	(729,600)
Match Group, Inc.	25.00	1/16/26	192	726,528	(254,248)	(296,640)
MGM Resorts International	40.00	1/16/26	384	1,501,056	(524,188)	(268,800)
QUALCOMM, Inc.	185.00	1/16/26	13	221,065	(72,522)	(34,255)
Zoom Video Communications, Inc. Class A	55.00	1/16/26	63	439,362	(148,000)	(131,985)
MGM Resorts International	40.00	12/18/26	144	562,896	(221,620)	(136,800)
				Total	$(9,939,855)	$(17,404,406)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Meridian Funds	5	www.arrowmarkpartners.com/meridian/